PUBLIC OFFERING AND DEFERRED OFFERING COSTS (Tables)	12 Months Ended
Jul. 31, 2024
Public Offering And Deferred Offering Costs
Schedule of deferred offering costs relating to the public offering

Cash advance to Prime	$100,000
Attorney fees	350,356
Accountant fees	45,000
Total	$495,356